Direxion Daily WDC Bull 2X ETF Investment Strategy - Direxion Daily WDC Bull 2X ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of WDC and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to WDC, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Western Digital Corporation is a global data storage company that develops and manufactures hard disk drives, solid‑state drives, and data storage solutions for cloud, enterprise, and consumer applications. Western Digital Corporation is headquartered in San Jose, California. WDC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Western Digital Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001‑08703 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Western Digital Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents. As of June 30, 2026, WDC is assigned to the information technology sector and technology hardware, storage & peripherals industry.The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WDC that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WDC exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the technology hardware, storage & peripherals industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and the technology hardware, storage & peripherals industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of WDC. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to WDC is consistent with the Fund’s investment objective. The impact of WDC’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of WDC has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of WDC has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Western Digital Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Western Digital Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of WDC have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Western Digital Corporation could affect the value of the Fund’s investments with respect to WDC and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WDC that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WDC exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the technology hardware, storage & peripherals industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and the technology hardware, storage & peripherals industry).